SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 15:-	SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC Topic 280, "Segment Reporting".

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2011		2010		2009
		Property and		Property and		Property and
	Total Revenues	Equipment, net	Total revenues	Equipment, net	Total revenues	Equipment, net

East European country (*)	$7,498	$-	$6,770	$-	$8,180	$-
Hong Kong	-	-	-	-	76	4
United States	344	24	536	37	976	52
Israel	80	72	83	73	72	101

	$7,922	$96	$7,389	$110	$9,304	$157

-	Revenues were attributed to countries based on the customer’s location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

(*) Due to a demand of the customer, the name of the specific country cannot be disclosed.

b.	Summary of revenues from external customers of the continued operations based on products and services:

	Year ended December 31,
	2011	2010	2009

Raw materials and equipment	$5,822	$3,822	$6,884
Maintenance, royalties and project management	2,100	3,567	2,420

	$7,922	$7,389	$9,304

c.	Major customer data as a percentage of total sales from external costumers of the continued operations:

	Year ended December 31,
	2011	2010	2009

Customer A	95%	92%	67%

Customer B	-	-	21%